UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number 811-03668

THE WRIGHT MANAGED INCOME TRUST
177 West Putnam Avenue
Greenwich, Connecticut 06830

Gino Malaspina
Atlantic Fund Services
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end:
December 31

Wright Current Income Fund

Date of reporting period:
July 1, 2017 - April 30, 2018

The Series of the Trust liquidated on April 30, 2018 (the "Liquidation Date") and accordingly the Series voted proxies with respect to portfolio securities for which it was entitled to vote through the Liquidation Date.

ITEM 1. PROXY VOTING RECORD

The Fund held no securities during the period July 1, 2017 through April 30, 2018 that required proxy votes and; therefore, there are no voting records to report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE WRIGHT MANAGED INCOME TRUST (on behalf of WRIGHT CURRENT INCOME FUND).

By:	/s/ Amit S. Khandwala
Amit S. Khandwala, Trustee

Date:	August 14, 2018